OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Deferred charter revenue	$ 34,626	$ 25,504
Payroll and employee tax accruals	654	698
Bunker obligations on time charter out contracts	1,523	435
Other current liabilities	462	1,440
Other current liabilities	$ 37,265	$ 28,077